Financial Instruments - Schedule of Linkage Terms of Financial Instruments (Details) - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	$ 3,204	$ 597
Loans and receivables	1,144	2,452
Total Financial Assets	4,348	3,049
Loans from interested parties and others		43
Warrants		165
Trade payable	1,154	1,315
Other accounts payables	840	1,174
SAFE		409
Loans from banks		98
Lease liabilities	908	95
Total Financial Liabilities	2,902	3,299
Total financial assets (liabilities), net	1,446	(250)
Currency ILS [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	1,595	539
Loans and receivables	683	1,747
Total Financial Assets	2,278	2,286
Loans from interested parties and others		43
Warrants		165
Trade payable	649	421
Other accounts payables	695	527
SAFE		409
Loans from banks		98
Lease liabilities	908	95
Total Financial Liabilities	2,252	1,758
Total financial assets (liabilities), net	26	528
Unlinked [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	1,585	58
Loans and receivables	461	704
Total Financial Assets	2,046	762
Loans from interested parties and others
Warrants
Trade payable	395	836
Other accounts payables	145	647
SAFE
Loans from banks
Lease liabilities
Total Financial Liabilities	540	1,483
Total financial assets (liabilities), net	1,506	(721)
Other [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks)	24
Loans and receivables		1
Total Financial Assets	24	1
Loans from interested parties and others
Warrants
Trade payable	110	58
Other accounts payables
SAFE
Loans from banks
Lease liabilities
Total Financial Liabilities	110	58
Total financial assets (liabilities), net	$ (86)	$ (57)